Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

During the period December 13, 2022 through December 31, 2022, the Successor had no related party transactions.

During the periods ended December 12, 2022 and December 31, 2021, the Predecessor paid $0 and $50,000, respectively, in broker fees to an investment banker who is a part owner of the Company.

During the periods ended December 12, 2022 and 2021, the Company received $0 and $3,150,000, respectively, from members of the Company’s management team, a founder, and significant stockholder for the purchase of the 2021 Notes. See Note 7 – Convertible Notes Payable for further discussion on the 2021 Notes.